WisdomTree Trust

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

Supplement Dated March 25, 2024

to the currently effective Summary Prospectus and Statutory Prospectus for each Fund

(collectively, the “Prospectuses”)

The following information should be read in conjunction with the Prospectuses for each Fund.

Effective April 3, 2024 for the WisdomTree Managed Futures Strategy Fund and April 5, 2024 for the WisdomTree Enhanced Commodity Strategy Fund (each, a “Fund” and together, the “Funds”), each Fund may invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin (each, a “Bitcoin ETP”). Accordingly, as of the above-referenced effective date for each Fund (together, the “Effective Date”), each Fund’s principal investment strategies and principal risks are hereby revised to reflect such investments as described below.

I.	Changes to each Fund’s Principal Investment Strategies

A.	WisdomTree Enhanced Commodity Strategy Fund

As of the Effective Date, the third paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the paragraph below.

In addition to commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts. The Fund will invest only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund may invest in the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. For ease of reference, disclosure related to commodities and commodity-linked derivatives in this Prospectus is intended to also apply to the Fund’s indirect investments in bitcoin, bitcoin ETPs, and bitcoin futures. The Fund will not invest in bitcoin directly.

B.	WisdomTree Managed Futures Strategy Fund

As of the Effective Date, the third and seventh full paragraphs under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses is hereby deleted in their entirety and replaced with the paragraphs below.

In addition to commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts. As noted above, the model that evaluates momentum signals specific to each commodity sector is used to determine whether the Fund should take a long position in bitcoin ETPs and/or bitcoin futures contracts. The Fund will invest only in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund may invest in the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. For ease of reference, disclosure related to commodities and commodity-linked derivatives in this Prospectus is intended to also apply to the Fund’s indirect investments in bitcoin, bitcoin ETPs, and bitcoin futures. The Fund will not invest in bitcoin directly.

*       *       *

The Fund invests substantially all of its assets in a combination of commodity, currency, and equity-linked investments, U.S. government securities and money market instruments. With the exception of any investments in bitcoin ETPs, the Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts, and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest in physical commodities directly.

II.	Changes to each Fund’s Principal Risks

As of the Effective Date, each Fund’s description of its principal risks under the headings “Principal Risks of Investing in the Fund” in its Prospectuses and “Additional Principal Risk Information About the Funds” in its Statutory Prospectus is hereby revised to include the principal risks described below.

▪	Bitcoin Risk. Bitcoin is a digital asset (also referred to as a “cryptocurrency”, “virtual currency”, and “digital currency”) designed to act as a medium of exchange. Cryptocurrencies like bitcoin are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. Bitcoin futures and bitcoin ETPs are also relatively new and commenced trading in 2017 and in January 2024, respectively. As a result, the markets for bitcoin futures and bitcoin ETPs may be less developed, and at times, potentially less liquid and more volatile, than more established commodity futures and ETP markets. While the bitcoin futures and bitcoin ETP markets have grown substantially and are characterized by significant trading volume, there can be no assurance that this growth will continue or that the trading volume will be maintained. The value of bitcoin is determined primarily by its supply and demand in the global market, which is supported almost exclusively by transactions on electronic exchanges. The price of bitcoin may drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. Any such event would be expected to have a similar effect on the prices of bitcoin futures and bitcoin ETPs and thus, could have a significant adverse effect on the Fund. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Fund’s exposure to bitcoin-linked assets could result in substantial losses to the Fund.

The exchanges on which bitcoin trades are largely unregulated and, therefore, more vulnerable to acts of fraud and commercial or operational failure than established, regulated exchanges for securities, derivatives, and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent as regulated securities exchanges or futures exchanges. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as circuit breakers or similar measures designed to prevent sudden drops in trading value (i.e., “flash crashes”). As a result, the price of bitcoin on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of bitcoin or other cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or related custodian may affect the prices of cryptocurrencies generally or bitcoin specifically. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of bitcoin and the value of bitcoin futures and bitcoin ETPs. Regulation of bitcoin continues to be a priority in both the U.S. and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin or otherwise adversely affect the supply and demand for bitcoin.

▪	Bitcoin ETPs Risk. The Fund may invest indirectly in one or more bitcoin ETPs, which are exchange-traded, pooled investment vehicles that primarily hold bitcoin. Bitcoin ETPs are new products that commenced trading in January 2024 and, therefore, have limited financial and operating histories. The Fund’s investment exposure to bitcoin ETPs subjects the Fund to many of the same risks as an investment in bitcoin, including those described herein. As a shareholder in a bitcoin ETP, the WisdomTree Subsidiary (and indirectly, the Fund) will hold shares representing a fractional undivided beneficial interest in the net assets of the bitcoin ETP and bear its ratable share of the bitcoin ETP’s expenses. As a result, Fund shareholders will indirectly pay the fees of any bitcoin ETP to which the Fund has investment exposure, including the WisdomTree Bitcoin Fund, in addition to the Fund’s total annual fund operating expenses. The Fund expects to purchase shares of bitcoin ETPs in the secondary market at their market prices, which may be highly volatile and may not closely correspond to either the NAV per share of the bitcoin ETP or the price of bitcoin. Shares of bitcoin ETPs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from the bitcoin ETP’s NAV and/or the price of bitcoin is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of bitcoin ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to bitcoin ETPs. The shares of bitcoin ETPs in which the WisdomTree Subsidiary may invest and to which the Fund may have investment exposure are generally not registered under the 1940 Act, and therefore, do not afford the WisdomTree Subsidiary and the Fund the investor protections typical of investments in registered funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-ALT-0324

WisdomTree Trust

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

Supplement dated March 25, 2024 to the currently effective

Statement of Additional Information (the “SAI”)

The information below supplements and should be read in conjunction with the SAI listed above.

Effective April 3, 2024 for the WisdomTree Managed Futures Strategy Fund and April 5, 2024 for the WisdomTree Enhanced Commodity Strategy Fund (each, a “Fund”), each Fund may invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. Accordingly, as of the above-referenced effective date for each Fund, certain of the disclosure in the Funds’ SAI is hereby revised to reflect such investments as described below.

•	Under the headings “Investment Strategies and Risks – Additional Information Regarding Certain Funds – Subsidiary Strategy Funds”, the disclosure is hereby deleted in its entirety and replaced with the disclosure below.

Each Subsidiary Strategy Fund may seek to gain exposure to the commodity markets and, to the extent it is consistent with its investment strategies, certain other investments, including bitcoin and bitcoin-linked investments, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (each, a “WisdomTree Subsidiary”). Such investments are intended to enable each Subsidiary Strategy Fund to satisfy the source-of-income requirements that apply to RICs under the Code. Unlike the Subsidiary Strategy Funds, the WisdomTree Subsidiaries generally are not investment companies under the 1940 Act or registered with the SEC, and therefore, each Subsidiary Strategy Fund is not afforded the same investor protections as are afforded to shareholders of the Subsidiary Strategy Fund. Each WisdomTree Subsidiary also may invest in commodities and other non-security investments and related derivatives to a greater extent than its Subsidiary Strategy Fund. However, a WisdomTree Subsidiary’s investments in derivatives and use of leverage are subject to the limits on leverage imposed by the 1940 Act. Each WisdomTree Subsidiary generally is otherwise subject to the same general investment policies and investment restrictions as its corresponding Subsidiary Strategy Fund.

•	Under the heading “General Risks”, the risk disclosure below is added immediately before the paragraph entitled “Borrowing.”

BITCOIN RISK. The Managed Futures Strategy Fund and Enhanced Commodity Strategy Fund may invest in bitcoin futures contracts and shares of one or more bitcoin exchange-traded products (“bitcoin ETPs”), which are exchange-traded, pooled investment vehicles that primarily hold bitcoin and which generally seek to reflect the performance of the price of bitcoin before the payment of the bitcoin ETP’s expenses. The Funds will invest only in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with and regulated by the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Funds’ investment in bitcoin ETPs may include or consist entirely of an investment in the shares of the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. The Funds will not invest in bitcoin directly.

Bitcoin futures and bitcoin ETPs are relatively new investments and commenced trading on the Chicago Mercantile Exchange in 2017 and January 2024, respectively. As a result, the markets for bitcoin futures and bitcoin ETPs may be less developed, and potentially less liquid and more volatile, than more established futures and securities markets. While the bitcoin futures and bitcoin ETP markets have grown substantially since each investment commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the prices of bitcoin futures and bitcoin ETPs. In addition, unlike the exchanges for more traditional assets, such as equity securities and futures contracts (including the Chicago Mercantile Exchange with respect to bitcoin futures), bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Legal or regulatory changes may negatively impact the operation of the decentralized, open-source protocol and network that bitcoin is based on (the “Bitcoin network”) or restrict the use of bitcoin. The Bitcoin network is in the early stages of development and has a limited history, and there is no assurance that usage of Bitcoin network, and bitcoin itself, will continue to grow. Regulation of bitcoin and the Bitcoin network continues to evolve in both the U.S. and foreign jurisdictions, which may result in restrictions on the use of bitcoin or otherwise impact the demand for bitcoin. The value of bitcoin is, in part, determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors. The trading prices of bitcoin have experienced extreme volatility in recent periods and may continue to do so. The prevalence of bitcoin a relatively recent trend, and its long-term adoption by investors, consumers and businesses is unpredictable.

•	Under the headings “General Risks – Commodity Risk”, the disclosure is hereby deleted in its entirety and replaced with the disclosure below.

COMMODITY RISK. A Fund’s investments in commodities or commodity-linked investments, either directly or through its WisdomTree Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The prices of commodities and commodity-linked investments may be affected by a number of factors, including overall market movements, foreign currency exchange rates, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. The prices of commodities and commodity-linked investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds, and cash. Investments in commodities and commodity-linked investments can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the inability to accurately value a commodity or commodity-linked investment. These risks may be compounded by the impairment of a Fund’s ability to sell its commodity and commodity-linked portfolio holdings in a timely manner or for full value. Each of these factors and events could have a significant negative impact on a Fund.

•	Under the headings “Specific Investment Strategies – Exchange-Traded Products”, the disclosure is deleted in its entirety and replaced with the disclosure below.

EXCHANGE-TRADED PRODUCTS. Each Fund may invest in one or more types of exchange-traded products (“ETPs”), which may include ETFs registered under the 1940 Act, exchange-traded commodity trusts regulated by the CFTC, exchange-traded notes (“ETNs”), ETPs registered under the Securities Act only (e.g., bitcoin ETPs), as well as investments that provide exposure to ETPs. Certain of the ETPs in which a Fund may invest may be managed, sponsored, or serviced by the Adviser or an affiliate (“Affiliated ETPs”), and in such capacity, the Adviser or affiliate may receive management or other fees from the ETPs in which the Fund invests. Any such fees would be in addition to the management fee earned by the Adviser for its management of the investing Fund. These fees may create a conflict of interest by influencing the Adviser to invest in the shares of Affiliated ETPs. While the Adviser takes steps to address such conflicts of interest, including subjecting Affiliated ETPs to the same investment criteria or conditions as unaffiliated ETPs, it is possible that such conflicts of interest could impact the Fund.

2

Generally, a Fund’s investment in an ETP will subject the Fund to all of the risks associated with the assets or holdings of such ETP, as well as the general risks of investing in an ETP. For example, a Fund may invest in new ETPs or ETPs that have not yet established a deep trading market at the time of investment. Shares of such ETPs may experience limited trading volume and less liquidity, which may increase the spread (the difference between bid price and ask price) associated with the ETP’s share price. In addition, the market price of ETP shares may be more (i.e., a premium) or less (i.e., a discount) than the net asset value of the ETP shares and may not correlate to the market price of the ETP’s reference asset.

Exchange-Traded Funds. Each Fund may invest in ETFs. ETFs are investment companies regulated pursuant to the 1940 Act and registered with the SEC that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). A Fund investing in an ETF indirectly bears the fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs also are subject to brokerage and other trading costs that could result in greater expenses for the Fund.

Exchange-Traded Commodity Trusts. Each Fund may invest in exchange-traded commodity trusts. An exchange-traded commodity trust is a pooled investment vehicle that invests in physical commodities or commodity futures, and issues shares that trade on a securities exchange at a discount or premium to the value of the trust’s holdings. Investments in exchange-traded commodity trusts also are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Exchange-traded commodity trusts are not investment companies registered under the 1940 Act. As a result, in connection with any such investments, a Fund will not have the protections associated with ownership of shares in an investment company registered under the 1940 Act. Exchange-traded commodity trusts generally are registered with the CFTC and subject to regulation pursuant to the CEA. Direct investments in exchange-traded commodity trusts, like investments in other commodities, may increase the risk that a Fund may not qualify as RIC under the Code. If the Fund fails to qualify as a RIC, the Fund will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to its shareholders. To the extent a Fund seeks investment exposure to an exchange-traded commodity trust, it may invest in the shares of such trust indirectly through its WisdomTree Subsidiary to mitigate its tax risk.

Bitcoin ETPs. The WisdomTree Managed Futures Strategy Fund and the WisdomTree Enhanced Commodity Strategy Fund may invest indirectly in one or more bitcoin ETPs. Bitcoin ETPs are new products that commenced trading in January 2024 and, therefore, have limited financial and operating histories. To the extent a Fund invests in bitcoin ETPs, such investment exposure subjects the Fund to many of the same risks as an investment in bitcoin, including those described elsewhere in this SAI. As a shareholder in a bitcoin ETP, the Fund’s WisdomTree Subsidiary (and indirectly, the Fund) will hold shares representing a fractional undivided beneficial interest in the net assets of the bitcoin ETP and bear its ratable share of the bitcoin ETP’s expenses. As a result, Fund shareholders will indirectly pay the fees of any bitcoin ETP to which the Fund has investment exposure, including the WisdomTree Bitcoin Fund (BTCW), in addition to the Fund’s total annual fund operating expenses. The Fund expects to purchase shares of bitcoin ETPs in the secondary market at their market prices, which may be highly volatile and may not closely correspond to either the NAV per share of the bitcoin ETP or the price of bitcoin. Shares of bitcoin ETPs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from the bitcoin ETP’s NAV and/or the price of bitcoin is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of bitcoin ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to bitcoin ETPs. The shares of bitcoin ETPs in which a WisdomTree Subsidiary may invest and to which the Fund may have investment exposure are generally not registered under the 1940 Act, and therefore, do not afford the WisdomTree Subsidiary and the Fund the investor protections typical of investments in registered funds. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads, among others, do not apply to bitcoin ETPs. The sponsors of bitcoin ETPs generally are not registered with the SEC as investment advisers and are not subject to regulation by the SEC as such in connection with their activities in support of the bitcoin ETPs. Consequently, a WisdomTree Subsidiary (and the Fund) do not have the regulatory protections provided to advisory clients of SEC-registered investment advisers. Bitcoin ETPs are also not commodity pools for purposes of the CEA and are not otherwise regulated by the CEA or subject to registration with or oversight by the CFTC.

3

Exchange-Traded Notes. Each Fund may invest in ETNs. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-ALT-SAI-0324

4